Overview of the Company	12 Months Ended
Mar. 31, 2022
Overview of the Company [Abstract]
Overview of the Company
1	Overview of the Company

Dragon Victory International Limited (“Dragon Victory”) was formed in the Cayman Islands on July 19, 2015. Dragon Victory’s wholly-owned subsidiary, Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) was formed in the British Virgin Islands on May 8, 2014. Long Yun International Holdings Limited (“Long Yun HK”), which is a wholly-owned subsidiary of Sweet Lollipop, was formed in Hong Kong on May 2, 2015. HangZhouYuyao Network Technology Co., Ltd (“WFOE I”), our wholly foreign-owned entity, was organized pursuant to PRC laws on May 30, 2016.

HangZhouLongyun Network Technology Co., Ltd (“HangZhouLongyun”, or the “VIE”) was established on October 9, 2014 in HangZhou, the PRC, pursuant to PRC laws, which is owned by Mr. Yu Han holding 85% equity ownership interest and Koulin Han holding 15% equity ownership interest.

HangZhouLongyun’s operation includes offering reward-based crowdfunding opportunities in the PRC to entrepreneurs and funding sources primarily through an internet-based platform, offering business incubation services to the ventures utilizing its platform for their projects, and offering to act as a finder to also assist these companies to obtain loans or additional equity financing, and introduce them to potential business partners, find merger candidates or other strategic relationships, or assist with feasibility studies.

On August 19, 2016, WFOE I and Mr. Yu Han and Ms. Koulin Han, the owners of HangZhouLongyun, entered into a series of agreements known as variable interest agreements (the “Original VIE Agreements”), pursuant to which HangZhouLongyun became WFOE I’s contractually controlled affiliate. The purpose and effect of the Original VIE Agreements are to provide WFOE I (our indirect wholly-owned subsidiary) with all management control and net profits earned by HangZhouLongyun.

On November 3, 2017, Dragon Victory entered into a Strategic Cooperation Agreement (the “Agreement”) under a joint venture, where Dragon Victory through its subsidiaries will own 60% of Hangzhou TaikexiDacheng Automotive Technology Service Co., Ltd (“Taikexi”) and upgrade the current platform to set-up a business ecosystem to offer online auto-insurance and to provide a full range of off-line auto parts and advisory services to consumers.

Effective March 20, 2018, WFOE I, HangZhouLongyun, and HangZhouLongyun’s owners executed a Termination Agreement to terminate each of the Original VIE Agreements dated August 19, 2016. As a result of entering into such Termination Agreements, WFOE I was no longer the sole equity holder of HangZhouLongyun and had no control rights and no rights to the assets, property and revenue of HangZhouLongyun. The Company has dissolved WFOE I.

On March 20, 2018, Hangzhou Dacheng Investment Management Co., Ltd. (“WFOE II”), a newly formed wholly owned subsidiary of the Company, entered into a series of contractual arrangements (the “New VIE Agreements,” and together with the Original VIE Agreements, the “VIE Agreements”) with HangZhouLongyun and its owners. The New VIE Agreements are designed to provide WFOE II (which replaced WFOE I) with the power, rights and obligations equivalent in all respects to those it would possess as the sole equity holder of HangZhouLongyun, including absolute control rights and the rights to the assets, property and revenue of HangZhouLongyun. There was no change to Long Yun’s capital structure.

The Company decided to replace WFOE I with WFOE II in order to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated.

On August 3, 2018, WFOE II established Shenzhen Guanpeng International Technology Co., Ltd (“Guanpeng”). WFOE II holds a 51% interest in Guanpeng.

On May 5, 2019, WFOE II participated in the establishment of Zhejiang Shengyuan Business Consulting Co., Ltd (“Shengyuan”). WFOE II held a 49% interest in Shengyuan. On September 19, 2019, the Company sold its interest in Shengyuan to a third party. The Company had not paid up any capital and Shengyuan had not begun operations; accordingly, no gain or loss was incurred as a result of the transfer of ownership.

On July 7, 2019, HanzhouLongyun incorporated a subsidiary, DachengLiantong Zhejiang Information Technology Co., Ltd (“DachengLiantong”). Hangzhou Longyun currently holds 80% of interest in DachengLiantong. DachengLiantong is engaged in the business of providing a supply chain management platform for automotive parts suppliers, automobile repair shops, and logistics companies.

On August 22, 2019, the Company incorporated a wholly owned subsidiary, Zhejiang Shengqian Business Consulting Co., Ltd. (“Shengqian”). Shengqian has not commenced operations.

On April 1, 2021, the Company, through Long Yun, entered into an equity transfer agreement with Mr. Qiang Huang, who owned 100% of the equity interests in Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Xuzhihang”), a limited liability company organized under the laws of the PRC. Xuzhihang provides supply chain management and other logistics related services. Pursuant to an equity transfer agreement, Mr. Qiang Huang transferred 60% of the equity interests in Xuzhihang to Long Yun for a consideration of RMB600,000.

On June 28, 2021, the Company, through Sweet Lollipop, formed a wholly owned subsidiary, Meta Rich Limited (“Meta Rich”), in the British Virgin Islands.

On July 7, 2021, the Company, through Long Yun, formed a wholly owned subsidiary, LSQ Capital Limited (“LSQ Capital”), in Hong Kong.

On October 29, 2021, the Company, through Meta Rich, formed a 51% owned subsidiary, Metalpha Limited (“Metalpha”), in the British Virgin Islands.

On December 29, 2021, the Company, through Meta Rich, formed a wholly owned subsidiary, Radiant Alpha Limited (“Radiant Alpha”), in the British Virgin Islands.

On March 18, 2022, the Company, through Long Yun, formed a wholly owned subsidiary, LSQ Investment Limited (“LSQ Investment”), in Hong Kong.

On March 30, 2022, Dacheng Liantong acquired 60% of equity interest of Hangzhou Xu Zhihang Supply Chain Management Ltd (“Hangzhou Xu Zhihang”) from two independent individuals. After completion of transaction, Hangzhou Xu Zhihang became a 60%-owned subsidiary of the group.

Dragon Victory, Sweet Lollipop, Long Yun HK, WFOE II, Taikexi, Guanpeng, Shengqian, Hangzhou Longyun, DachengLiantong, LSQ Capital, Meta Rich, Metalpha, Radiant Alpha, LSQ Investment and Hangzhou Xu Zhihang are collectively referred to as the “Company”.